Event Subsequent to Original Issuance of Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Event Subsequent To Original Issuance Of Financial Statements [Abstract]
Event Subsequent to Original Issuance of Financial Statements (Unaudited)

19. Events Subsequent to Original Issuance of Financial Statements

In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through December 6, 2021, the date the financial statements were available to be reissued.

(a) Warrant Grants

Effective November 24, 2021 we granted 51,292,653 five year term warrants to our management, employees and Board of Directors. Each warrant confers the right to subscribe for one common share in Allarity Therapeutics A/S at the following exercise prices:

•        For 38,807,413 warrants, the exercise price for each warrant is $0.10 (SEK 0.945) (Grant 1);

•        For 7,801,262 warrants, the exercise price for each warrant is $0.17 (SEK 1.592) (Grant 2); and

•        For 4,683,978 warrants, the exercise price for each warrant is $0.20 (SEK 1.85) (Grant 3).

By application of the Black-Scholes formula, the aggregate fair value of the issued warrants subject to Grant 1, Grant 2 and Grant 3 can be calculated as USD $5,143,821, USD $1,034,037 and USD $620,849 (corresponding to DKK 34,172,459, DKK 6,869,520 and DKK 4,124,548), respectively.

26. Event Subsequent to Original Issuance of Financial Statements (Unaudited)

In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through December 6, 2021, the date the financial statements were available to be reissued.

a)      TO 2 and TO 3 Warrants

In accordance with the terms of the Company’s 145,003,680 outstanding TO 3 Warrants, exercisable for $0.20 (SEK 1.7) per share, the Company’s Board of Directors can determine an extraordinary and final exercise window of 10 trading days in which warrants shall be exercised provided, however, that the price of the Company’s shares increases to SEK 2.0 or more calculated as average volume weighted price (VWAP) over 10 trading days. On August 26, 2021, the Board of Directors set an extraordinary and final exercise period for the Company’s TO 3 Warrants, starting on August 30, 2021, and ending on September 13, 2021. Any warrants unexercised after September 13, 2021, expired without compensation or payment of any kind to the warrant holders.

In total, 13,719,266 warrants of series TO 3 were exercised, corresponding to approximately 9.5 percent of the total number of outstanding warrants, for subscription of 13,719,266 shares at a subscription price of SEK 1.7 per share. Through the exercise of the warrants, Allarity received approximately U.S. $2.7 million (SEK 23.3 million) before issuing costs amounting to approximately U.S. $162 thousand (SEK 1.4 million).

In total, 8,820 warrants of series TO 2 were exercised, corresponding to approximately 0.02 percent of the total number of outstanding warrants, for subscription of 8,820 shares at a subscription price of SEK 6.0 per share. Through the exercise of the TO 2 warrants, Allarity received approximately U.S. $6 thousand (SEK 53,000) before issuing costs. The final exercise period for the warrants of series TO 2 took place from September 1 up to and including September 15, 2021.

b)      License Agreement with Eisai for Stenoparib

Subsequent to August 20, 2021, the terms of our agreement with Eisai have been revised to provide Eisai the right to terminate the agreement if we do not complete a Phase 2 clinical trial before December 31, 2022, unless we elect to pay a very low seven digit extension payment.

c)      Development costs and Out-License Agreement with Smerud

Subsequent to August 20, 2021, the terms of our agreement with Smerud have been revised to extend the time Smerud has to obtain the minimum funding under the agreement from October 1, 2021, to December 31, 2021.

d)      Warrant Grants

Effective November 24, 2021 we granted 51,292,653 five year term warrants to our management, employees and Board of Directors. Each warrant confers the right to subscribe for one common share in Allarity Therapeutics A/S at the following exercise prices:

•        For 38,807,413 warrants, the exercise price for each warrant is $0.10 (SEK 0.945) (Grant 1);

•        For 7,801,262 warrants, the exercise price for each warrant is $0.17 (SEK 1.592) (Grant 2); and

•        For 4,683,978 warrants, the exercise price for each warrant is $0.20 (SEK 1.85) (Grant 3).

By application of the Black-Scholes formula, the aggregate fair value of the issued warrants subject to Grant 1, Grant 2 and Grant 3 can be calculated as USD $5,143,821, USD $1,034,037 and USD $620,849 (corresponding to DKK 34,172,459, DKK 6,869,520 and DKK 4,124,548), respectively.